PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
OPEB | Pre 65 | 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	7.90%
OPEB | Pre 65 | 2032 and Onward
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.75%	1.75%
Rate of increase in pensions	0.00%	0.00%
Discount rate	1.40%	2.05%
U.S. | Hourly pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.00%	3.00%
Rate of increase in pensions	0.00%	0.00%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.85%	5.00%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.90%	5.05%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	4.85%	5.05%
U.S. | OPEB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	4.00%	4.00%
Rate of increase in pensions	0.00%	0.00%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.85%	5.00%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.90%	5.05%
U.S. | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
Rate of increase in pensions	0.00%	0.00%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.75%	4.95%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.85%	5.00%
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.10%
Rate of increase in pensions	2.00%	2.00%
France | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries		2.20%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	3.30%	3.80%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	3.25%	3.80%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.50%	2.50%
Rate of increase in pensions	2.00%	2.00%
Discount rate	3.30%	3.75%